SIGNIFICANT ACCOUNTING POLICIES - Schedule of Fair Value of Financial Assets And Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 25, 2018	Dec. 31, 2017	Aug. 25, 2017	May 25, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 4,451,256	$ 3,981,239	$ 2,564,125		$ 1,364,652
Restricted cash	296,322	296,322	296,322		$ 246,322
Investment in trading securities	2,345,984	887,143	471,723
Marketable securities		887,143
Warrant liability		(137,313)	(115,793)	$ (11,147)		$ (17,112)	$ (70,712)
Fair value of financial assets and liabilities	7,093,563	5,027,391	3,216,377
Quoted Prices in Active Markets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	4,451,256	3,981,239	2,564,125
Restricted cash	296,322	296,322	296,322
Investment in trading securities	2,345,984		471,723
Marketable securities		887,143
Warrant liability		0	0
Fair value of financial assets and liabilities	7,093,563	5,164,704	3,332,170
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Investment in trading securities	0		0
Marketable securities		0
Warrant liability		0	0
Fair value of financial assets and liabilities	0	0	0
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0	0
Restricted cash	0	0	0
Investment in trading securities	0		0
Marketable securities		0
Warrant liability		(137,313)	(115,793)
Fair value of financial assets and liabilities	$ 0	$ (137,313)	$ (115,793)